INVESTMENTS	12 Months Ended
Dec. 31, 2021
INVESTMENTS
INVESTMENTS
7.	INVESTMENTS
The Company’s long-term investments are consisted of the follows (RMB in millions):

	2020	2021
Debt investments	18,213	16,467
Equity investments	29,730	28,494

	47,943	44,961

Debt investments
Held to maturity debt securities
Held to maturity investments were time deposits and financial products in commercial banks with maturities of more than one year with the carrying amount of RMB15.4 billion and RMB13.1 billion as of December 31, 2020 and 2021 respectively. As of December 31, 2020 and 2021, the weighted average maturities periods are 1.8 years and 1.7 years, respectively.

Available-for-sale
debt investments
The following table summarizes the Company’s
available-for-sale
debt investments (RMB in millions):

	2020	2021
Cost, after adjusted with other-than-temporary impairment	3,134	3,734
Gross Unrealized Gains, including foreign exchange adjustment	173	271
Gross Unrealized Losses, including foreign exchange adjustment	(451)	(651)

Fair Value	2,856	3,354

For the years ended December 31, 2019, 2020 and 2021, the unrealized securities holding gain/(loss), net of tax of RMB5 million, RMB(21) million and RMB1 million, respectively, was reported in other comprehensive income/(loss).
At December 31, 2021, the Company did not have the intent or a requirement to sell its available-for-sale
debt investments. The Company believes that the decline in fair value of the investment is largely due to changes in market and economic conditions related to a temporary impact from
COVID-19
pandemic. The Company also reviewed other available information and at December 31, 2021, concludes the amortized cost basis of the investment is able to be recovered.
Equity investments
Equity securities with readily determinable fair values
The following table summarizes the Company’s equity securities with readily determinable fair values (RMB in millions):

	2020	2021
Cost, after adjusted for other-than-temporary impairment s	4,765	4,070
Gross Unrealized Gains, including foreign exchange adjustment	6,309	5,097
Gross Unrealized Losses, including foreign exchange adjustment	(839)	(596)

Fair Value	10,235	8,571

Equity securities with readily determinable fair values are measured and recorded at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded through the income statement. The change of fair value is reported in other income/(expense).
Equity securities without readily determinable fair values
Equity securities without readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance
common stock, are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes. The carrying value of equity securities without readily determinable fair values was RMB588 million and RMB604 million as of December 31, 2020 and 2021 respectively. There is no fair value changes related to these investments for the years ended December 31, 2020 and 2021. None of the investments individually is considered as material to the Company’s financial position.
For the years ended December 31, 2019, 2020 and 2021, the Company disposed certain equity securities without readily determinable fair values for total consideration of RMB0 million, RMB30 million and RMB15 million, respectively, which results a gain/(loss) of RMB(1) million, RMB1 million and RMB(4) million as reported in other income/(expense), respectively.
For the years ended December 31, 2019, 2020 and 2021, the Company made investments in equity investments without readily determinable fair values with amount of RMB89 million, RMB94 million and RMB45 million, respectively.
Equity method investments
In December 2016, in connection with a share exchange transaction with BTG Hotels Company (“BTG”) and Homeinns Hotel Company (“Homeinns”), the Company exchanged its previously held equity interest in Homeinns for 22
% equity interest of BTG. The Company applied equity method to account for the investment in BTG on one quarter lag basis. In 2021, the Company consummated a transaction to sell approximately 9 million BTG’s shares in open market for a total consideration of RMB201 million which resulted in a gain of RMB41 million reported in “Other income/ (expense)” (Note 2). After the transaction, the Company holds 14.40% equity interest of BTG and is still able to exercise significant influence over BTG (due, primarily, to the Company’s ability to appoint one member to the BTG Board of Directors), and continuously recorded this investment as an equity method investment. As of December 31, 2020 and 2021, the carrying value of its investment in BTG were
RMB2.7 billion and RMB2.6
billion respectively, the change of which primarily relates to the disposal of the equity investment and the equity income or loss recognized.
Tujia used to be a subsidiary of the Company. In 2015, after a private placement of Tujia, the Company lost the control in Tujia. In 2017, Tujia completed a restructure and its offline business was assumed by Tujia Offline, a newly established company and the Company converted part of its redeemable preferred shares investment in Tujia to common shares of Tujia and Tujia Offline. After that the Company has common shares investments on Tujia and Tujia Offline and redeemable preferred shares investment on Tujia. The Company concluded that although whilst it has majority ownership of Tujia, it does not have control over Tujia since the Company does not have control of the board of directors of Tujia, which makes all the significant decisions of Tujia. Therefore, the Company applies equity method for its common shares investments on Tujia and Tujia Offline on one quarter lag basis. As of December 31, 2019, the carrying value of the equity method investments was
RMB1.0
billion. In 2020, Tujia Offline consummated an external financing, together with the new investors, the Company obtained certain preferential rights, including the redemption rights at the Company’s option and liquidation preference. As a result of which, its investment was no longer considered as in substance of common stock. Therefore, the investment on Tujia Offline was then accounted for as available-for-sale
debt security with the initial fair value of
RMB 0.5
billion, and the previously held equity method investment on Tujia Offline of
RMB1.0
 billion was derecognized as an extinguishment with a deemed disposal loss of
RMB0.4
billion recognized in other loss. The redeemable preferred shares investment in Tujia was accounted for as available-for- sale debt security. In 2021, the Company subscribed additional redeemable preferred shares of Tujia with a total consideration of RMB 700 million. As of December 31, 2020 and 2021, fair value of the redeemable preferred shares were
RMB1.9
billion and RMB2.4 billion, respectively. For the years ended December 31, 2020 and 2021, the fair value change losses of the redeemable preferred shares investment in Tujia were RMB70 million and RMB139 million, respectively, and was reported in other comprehensive income/(loss). The Company believes the fair value change losses of the redeemable preferred shares investment in Tujia was mainly due to the adverse changes in market and economic conditions related to the temporary impact from COVID-19 pandemic.
In May 2015, the Company acquired approximately 38% share capital of eLong, Inc. (“eLong”) and applied equity method on one quarter lag basis. In May 2016, eLong completed its “going-private” transaction and merger with
E-dragon
Holdings Limited
(“E-dragon”)
(“Reorganization”). After the Reorganization, the Company applies equity method for its ordinary shares investment in
E-dragon’s
on one quarter lag basis and the preferred shares of
E-dragon
are classified as
available-for-sale
debt security. In March 2018,
E-dragon
consummated a merger with Tongcheng Network Technology Co.,Ltd (“LY.com”) with share swap transaction. The Company received an equity method investment in the enlarged group with previously held equity investment and preferred shares of
E-dragon
be exchanged. The Company recognized the gain of RMB847 million as reported in other income on receipts the shares in the enlarged group in 2018, and recognized the gain of RMB267 million as reported in other income when certain accrued tax related indemnification liability for the other shareholders of LY.com was reversed based on the final settlement in 2019. During the year ended December 31, 2018, the Company acquired additional equity interest with total consideration of RMB1.4 billion. After these transactions, the Company has 27% equity interest in the enlarged group and applied equity method for this investment. As of December 31, 2020 and 2021, the carrying value of its equity investment was RMB5.5 billion and RMB5.7 billion respectively, the change of which primarily relates to the equity income recognized.
The shares of MakeMyTrip Limited (“MakeMyTrip”) are listed in Nasdaq Stock Exchange. The Company used to hold approximately 10% equity interest in MakeMyTrip and accounted for the investment as equity securities with readily determinable fair values. In August 2019, the Company consummated a share exchange transaction with Naspers Limited (“Naspers”), a shareholder of MakeMyTrip, pursuant to which Naspers exchanged certain ordinary shares and Class B convertible ordinary shares of MakeMyTrip for the Company’s newly issued 4,108,831 ordinary shares. Concurrent with the share exchange, the Company made the investment in a third-party investment entity by contributing certain ordinary shares and Class B shares of MakeMyTrip held by the Company and recorded the investment using equity method. After these transactions, the Company owns ordinary shares and Class B shares of MakeMyTrip, representing approximately 49% of MakeMyTrip’s total voting power with the total consideration of approximately US$1.2 billion (RMB8.7 billion), which included US$1.0 billion (RMB6.9 billion) newly issued ordinary shares of the Company and US$0.2 billion (RMB1.8 billion) of its previously held equity investment. The Company applied equity method to account for the investment in MakeMyTrip on one quarter lag basis. In 2020, as result of the adverse impact on the business of MakeMyTrip from the
COVID-19
pandemic which is considered as other-than-temporary on its business, the Company recorded an impairment loss on its investment in the amount of
RMB0.7
billion. As of December 31, 2020 and 2021, the carrying value of its investment was
RMB5.7 billion and RMB5.6 billion.
As of December 31, 2021, equity method investments that are publicly traded with an aggregate carrying amount of RMB14.0 billion have increased in value and the total market value of these investments amounted to RMB19.5 billion.
The Company made some investments in several third party investment funds and accounted for the investments under the equity methods. As of December 31, 2020 and 2021, the carrying value of these investments were
RMB2.5 billion and RMB3.0 billion respectively.
As of December 31, 2020 and 2021, the carrying value of the remaining equity method investments were
RMB2.4 billion and RMB2.3 billion, respectively.

The Company summarizes the condensed financial information of the Company’s equity method investments as a group below in compliance with Rule
4-08
of Regulation
S-X
(RMB in millions).

	2019	2020		2021
	equity investments	MakeMyTrip	other equity investments	equity investments
Operating data:
Revenue	28,423	1,883	19,704	20,482
Gross profit	17,608	1,377	8,670	9,490
Income/(loss) from operations	2,590	(991)	(805)	430
Net income/(loss)	970	(2,864)	(1,631)	392
Net loss attributable to equity method investments	(440)	(1,459)	(389)	(31)
Add: Equity dilution impact	93	92	67	127

Equity in ( loss )/income of affiliates	(347)	(1,367)	(322)	96

	2019	2020		2021
	equity investments	MakeMyTrip	other equity investments	equity investments
Balance sheet data:
Current assets	41,940	1,682	35,004	51,437
Long-term assets	45,968	5,121	37,028	51,233
Current liabilities	31,769	1,100	27,914	36,344
Long-term liabilities	10,677	221	9,054	21,708
Non-controlling interests	342	24	167	178
For the years ended December 31, 2019, 2020 and 2021, the total cash paid for equity method investments was RMB1.4 billion, RMB351 million and RMB
328

million
, respectively.
Impairments
The Company performs an impairment assessment of its investments by considering factors including, but not limited to, current economic and market conditions with the considerations of
COVID-19
impacts, as well as the operating performance of the investees. For the years ended December 31, 2019, 2020 and 2021, impairment charges in connection with the available-for-sale
debt investment of RMB150 million , nil and nil were recorded. Impairment charges in connection with the equity securities with readily determinable fair value of nil, RMB28 million and nil were recorded. Impairment charges in connection with the equity securities without readily determinable fair value of RMB55 million , RMB37 million and RMB14 million were recorded. Impairment charges in connection with the equity method investments of nil, RMB840 million and RMB82 million were recorded. The impairment was recorded in “Other income/(expense)” (Note 2).